Additional Information: Condensed Financial Statements Of The Company (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Hutchison Chinese Medicine Holding Limited [Member]
Common Stock dividend per share declared	$ 0	$ 1,923,000	$ 2,564,000
Hutchison Chinese Medicine Shanghai Investment Limited [Member]
Common Stock dividend per share declared	$ 12,115,000	$ 2,949,000	$ 15,385,000